Private Placement (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 28, 2021	Sep. 30, 2022	Dec. 31, 2021
Private placement
Number of warrants to purchase shares issued		14,558,333
Private Placement Warrants
Private placement
Number of warrants to purchase shares issued		5,933,333	5,933,333
Private Placement Warrants | Class A common stock
Private placement
Number of shares per warrant		1	1
Exercise price of warrant		$ 11.50	$ 11.50
Private Placement | Private Placement Warrants
Private placement
Number of warrants to purchase shares issued	5,933,333
Price of warrants	$ 1.50
Aggregate purchase price	$ 8.9